CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Business Acquisition [Line Items]
Amounts due from related parties, allowance for credit losses | ¥	¥ 23,579	¥ 16,114
Accounts receivable and contract assets, allowance for credit losses | ¥	2,539	0
Loans receivable, allowance for credit losses | ¥	¥ 17,991	¥ 27,255
Treasury stock, shares	2,372,596	0
Class A Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	10,000,000,000,000	10,000,000,000,000
Ordinary shares, shares issued	108,100,000	108,100,000
Ordinary shares, shares outstanding	105,727,404	108,100,000
Class B Ordinary shares
Business Acquisition [Line Items]
Ordinary shares, shares authorized	10,000,000,000,000	10,000,000,000,000
Ordinary shares, shares issued	108,000,000	108,000,000
Ordinary shares, shares outstanding	108,000,000	108,000,000